Note 6 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets, non-current portion:
Net operating loss carryforward	$ 8,317	$ 3,811
Intangible asset	428	586
Deferral of tax deduction of R&D expense	409
Less: valuation allowance	(9,154)	(4,397)
Net deferred tax assets